SUPPLEMENTARY FINANCIAL INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current assets:
Prepaid expenses	$ 98	$ 39
Restricted deposits	70	37
Other	93	97
Other current assets	$ 261	$ 173